Quarterly Holdings Report
for
Fidelity® MSCI Information Technology Index ETF
April 30, 2024
T07-NPRT3-0624
1.9584814.110

Schedule of Investments April 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
		Shares	Value
COMMUNICATIONS EQUIPMENT – 3.3%
Communications Equipment – 3.3%
ADTRAN Holdings, Inc.		214,401	$ 939,076
Applied Optoelectronics, Inc. (a)		112,847	1,111,543
Arista Networks, Inc. (a)		194,798	49,977,375
Calix, Inc. (a)		159,348	4,418,720
Ciena Corp. (a)		178,691	8,260,885
Cisco Systems, Inc.		2,903,980	136,428,980
Clearfield, Inc. (a)		36,625	1,103,145
CommScope Holding Co., Inc. (a)		595,009	531,938
Digi International, Inc. (a)		99,548	3,052,142
Extreme Networks, Inc. (a)		353,953	3,964,274
F5, Inc. (a)		60,180	9,948,356
Harmonic, Inc. (a)		291,057	3,125,952
Infinera Corp. (a)		574,318	2,768,213
Juniper Networks, Inc.		313,301	10,909,141
Lumentum Holdings, Inc. (a)		128,175	5,608,938
Motorola Solutions, Inc.		124,133	42,099,707
NETGEAR, Inc. (a)		78,853	1,165,447
Netscout Systems, Inc. (a)		193,882	3,734,167
Ribbon Communications, Inc. (a)		267,073	846,621
ViaSat, Inc. (a)		171,161	2,723,172
Viavi Solutions, Inc. (a)		584,447	4,617,131
TOTAL COMMUNICATIONS EQUIPMENT	297,334,923
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.6%
Electronic Components – 1.3%
Amphenol Corp. Class A		440,556	53,205,948
Bel Fuse, Inc. Class B		29,212	1,715,329
Belden, Inc.		71,247	5,790,244
Coherent Corp. (a)		171,878	9,389,695
Corning, Inc.		665,499	22,214,357
Knowles Corp. (a)		246,479	3,901,762
Lightwave Logic, Inc. (a)		310,932	1,187,760
Littelfuse, Inc.		32,150	7,415,076
Rogers Corp. (a)		44,326	5,278,783
Vishay Intertechnology, Inc.		248,398	5,747,930
			115,846,884
Electronic Equipment & Instruments – 1.5%
Advanced Energy Industries, Inc.		63,969	6,130,789
Arlo Technologies, Inc. (a)		247,031	3,058,244
Badger Meter, Inc.		42,539	7,781,234
Cognex Corp.		207,806	8,632,261
Crane NXT Co.		90,278	5,489,805
Evolv Technologies Holdings, Inc. (a)		270,163	1,056,337
Itron, Inc. (a)		70,810	6,523,017
Keysight Technologies, Inc. (a)		142,717	21,113,553
MicroVision, Inc. (a)		558,233	809,438
Mirion Technologies, Inc. (a)		447,781	4,867,379
Napco Security Technologies, Inc.		90,375	3,678,263
nLight, Inc. (a)		124,648	1,419,741

		Shares	Value

Novanta, Inc. (a)		47,744	$ 7,471,936
OSI Systems, Inc. (a)		37,326	4,906,129
PAR Technology Corp. (a)		77,551	3,278,856
SmartRent, Inc. (a)		493,176	1,144,168
Teledyne Technologies, Inc. (a)		40,899	15,602,151
Trimble, Inc. (a)		230,014	13,816,941
Vishay Precision Group, Inc. (a)		34,334	1,133,022
Vontier Corp.		191,987	7,800,432
Zebra Technologies Corp. Class A (a)		47,819	15,041,945
			140,755,641
Electronic Manufacturing Services – 1.1%
Benchmark Electronics, Inc.		98,138	2,964,749
CTS Corp.		81,305	3,719,704
Fabrinet (a)		45,953	7,953,086
Flex Ltd. (a)		422,741	12,111,530
IPG Photonics Corp. (a)		62,187	5,222,464
Jabil, Inc.		115,054	13,502,737
Kimball Electronics, Inc. (a)		71,243	1,491,116
Methode Electronics, Inc.		94,165	1,147,871
Plexus Corp. (a)		57,122	5,769,893
Sanmina Corp. (a)		97,871	5,937,834
TE Connectivity Ltd.		236,289	33,430,168
TTM Technologies, Inc. (a)		279,212	4,168,635
			97,419,787
Technology Distributors – 0.7%
Arrow Electronics, Inc. (a)		66,523	8,492,991
Avnet, Inc.		137,098	6,699,979
CDW Corp.		105,667	25,556,621
ePlus, Inc. (a)		64,876	4,987,667
Insight Enterprises, Inc. (a)		37,754	6,892,748
PC Connection, Inc.		33,049	2,048,047
ScanSource, Inc. (a)		70,186	2,921,141
TD SYNNEX Corp.		93,394	11,005,549
			68,604,743
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS	422,627,055
IT SERVICES – 5.3%
Internet Services & Infrastructure – 1.7%
Akamai Technologies, Inc. (a)		137,529	13,880,802
Applied Digital Corp. (a)		251,716	680,892
BigCommerce Holdings, Inc. Series 1 (a)		181,936	1,029,758
Cloudflare, Inc. Class A (a)		242,157	21,164,522
Couchbase, Inc. (a)		85,492	2,063,777
DigitalOcean Holdings, Inc. (a)		144,448	4,746,561
Fastly, Inc. Class A (a)		321,474	4,066,646
GoDaddy, Inc. Class A (a)		130,055	15,916,131
MongoDB, Inc. (a)		59,611	21,768,745
Okta, Inc. (a)		145,048	13,486,563

Quarterly Report	2

Common Stocks – continued
		Shares	Value
IT SERVICES – continued
Internet Services & Infrastructure – continued
Snowflake, Inc. Class A (a)		214,292	$ 33,258,118
Squarespace, Inc. Class A (a)		136,904	4,772,473
Twilio, Inc. Class A (a)		177,128	10,606,425
VeriSign, Inc. (a)		81,746	13,854,312
			161,295,725
IT Consulting & Other Services – 3.6%
Accenture PLC Class A		448,605	134,989,731
Cognizant Technology Solutions Corp. Class A		393,774	25,863,077
DXC Technology Co. (a)		310,810	6,057,687
EPAM Systems, Inc. (a)		53,477	12,580,999
Gartner, Inc. (a)		61,109	25,212,962
Grid Dynamics Holdings, Inc. (a)		160,865	1,571,651
Hackett Group, Inc.		69,470	1,506,804
International Business Machines Corp.		649,112	107,882,415
Kyndryl Holdings, Inc. (a)		334,670	6,579,612
Perficient, Inc. (a)		94,751	4,477,932
Thoughtworks Holding, Inc. (a)		272,901	633,130
			327,356,000
TOTAL IT SERVICES	488,651,725
PROFESSIONAL SERVICES – 0.1%
Human Resource & Employment Services – 0.1%
ASGN, Inc. (a)		68,812	6,636,917
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 32.1%
Semiconductor Materials & Equipment – 4.4%
ACM Research, Inc. Class A (a)		124,275	3,171,498
Aehr Test Systems (a)		74,748	895,481
Amkor Technology, Inc.		196,249	6,348,655
Applied Materials, Inc.		605,737	120,329,655
Axcelis Technologies, Inc. (a)		57,959	5,999,916
Cohu, Inc. (a)		129,728	3,933,353
Enphase Energy, Inc. (a)		124,475	13,537,901
Entegris, Inc.		129,859	17,260,858
FormFactor, Inc. (a)		134,879	6,014,255
Ichor Holdings Ltd. (a)		90,967	3,527,700
KLA Corp.		101,154	69,724,441
Kulicke & Soffa Industries, Inc.		114,506	5,299,338
Lam Research Corp.		97,491	87,196,925
MKS Instruments, Inc.		74,532	8,867,817
Onto Innovation, Inc. (a)		53,617	9,945,417
PDF Solutions, Inc. (a)		84,195	2,532,586
Photronics, Inc. (a)		167,106	4,580,375
SolarEdge Technologies, Inc. (a)		99,735	5,849,458
Teradyne, Inc.		139,109	16,181,159
Ultra Clean Holdings, Inc. (a)		117,024	4,895,114
Veeco Instruments, Inc. (a)		140,091	4,950,816
			401,042,718

		Shares	Value

Semiconductors – 27.7%
Advanced Micro Devices, Inc. (a)		1,144,208	$ 181,219,663
Allegro MicroSystems, Inc. (a)		185,074	5,494,847
Alpha & Omega Semiconductor Ltd. (a)		65,537	1,433,294
Ambarella, Inc. (a)		104,186	4,789,430
Analog Devices, Inc.		363,535	72,928,756
Broadcom, Inc.		316,185	411,125,870
CEVA, Inc. (a)		64,942	1,316,374
Cirrus Logic, Inc. (a)		78,792	6,978,607
Credo Technology Group Holding Ltd. (a)		282,496	5,048,204
Diodes, Inc. (a)		84,357	6,158,905
First Solar, Inc. (a)		92,539	16,314,626
Impinj, Inc. (a)		44,054	7,021,326
indie Semiconductor, Inc. Class A (a)		377,069	2,119,128
Intel Corp.		2,982,119	90,865,166
Lattice Semiconductor Corp. (a)		145,026	9,948,784
MACOM Technology Solutions Holdings, Inc. (a)		77,520	7,903,164
Marvell Technology, Inc.		641,905	42,307,959
MaxLinear, Inc. (a)		211,739	4,402,054
Microchip Technology, Inc.		408,823	37,603,540
Micron Technology, Inc.		795,426	89,851,321
Monolithic Power Systems, Inc.		38,288	25,627,307
Navitas Semiconductor Corp. (a)		343,603	1,487,801
NVIDIA Corp.		1,282,343	1,107,969,999
NXP Semiconductors NV		192,159	49,229,214
ON Semiconductor Corp. (a)		349,080	24,491,453
Power Integrations, Inc.		93,497	6,238,120
Qorvo, Inc. (a)		98,799	11,543,675
QUALCOMM, Inc.		798,074	132,360,573
Rambus, Inc. (a)		135,280	7,416,050
Semtech Corp. (a)		176,771	6,650,125
Silicon Laboratories, Inc. (a)		51,459	6,251,754
SiTime Corp. (a)		45,994	4,098,985
Skyworks Solutions, Inc.		144,853	15,439,881
SMART Global Holdings, Inc. (a)		142,509	2,603,639
Synaptics, Inc. (a)		69,582	6,259,597
Texas Instruments, Inc.		645,741	113,921,627
Universal Display Corp.		53,549	8,459,671
Wolfspeed, Inc. (a)		233,045	6,299,206
			2,541,179,695
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,942,222,413
SOFTWARE – 37.2%
Application Software – 14.4%
ACI Worldwide, Inc. (a)		183,695	6,263,999
Adobe, Inc. (a)		325,974	150,870,546
Agilysys, Inc. (a)		60,090	4,990,474
Alarm.com Holdings, Inc. (a)		86,825	5,773,862
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Application Software – continued
Alkami Technology, Inc. (a)	119,913	$ 2,886,306
Altair Engineering, Inc. Class A (a)	80,579	6,482,581
American Software, Inc. Class A	91,761	927,704
Amplitude, Inc. Class A (a)	184,085	1,802,192
ANSYS, Inc. (a)	69,673	22,635,364
Appfolio, Inc. Class A (a)	29,756	6,748,066
AppLovin Corp. Class A (a)	220,978	15,594,417
Asana, Inc. Class A (a)	224,547	3,339,014
Aspen Technology, Inc. (a)	37,247	7,332,817
Atlassian Corp. Class A (a)	123,464	21,272,847
Aurora Innovation, Inc. (a)	1,874,351	5,201,324
Autodesk, Inc. (a)	162,363	34,558,965
AvePoint, Inc. (a)	303,032	2,354,559
Bentley Systems, Inc. Class B	216,700	11,383,251
Bill Holdings, Inc. (a)	122,885	7,663,109
Blackbaud, Inc. (a)	78,690	6,131,525
Blackline, Inc. (a)	96,026	5,574,309
Box, Inc. Class A (a)	230,147	5,988,425
Braze, Inc. Class A (a)	125,811	5,271,481
C3.ai, Inc. Class A (a)	235,210	5,299,281
Cadence Design Systems, Inc. (a)	199,535	54,997,832
CCC Intelligent Solutions Holdings, Inc. (a)	470,916	5,283,678
Cerence, Inc. (a)	113,833	1,037,019
Cipher Mining, Inc. (a)	175,103	651,383
Cleanspark, Inc. (a)	341,673	5,596,604
Clear Secure, Inc. Class A	208,847	3,648,557
Clearwater Analytics Holdings, Inc. Class A (a)	357,657	5,643,827
Confluent, Inc. Class A (a)	255,992	7,198,495
Consensus Cloud Solutions, Inc. (a)	53,970	628,211
CS Disco, Inc. (a)	80,465	607,511
Daily Journal Corp. (a)	3,573	1,197,670
Datadog, Inc. Class A (a)	215,236	27,012,118
Digimarc Corp. (a)	39,166	827,969
Digital Turbine, Inc. (a)	268,339	512,527
DocuSign, Inc. (a)	200,343	11,339,414
Domo, Inc. Class B (a)	86,022	647,746
DoubleVerify Holdings, Inc. (a)	214,932	6,297,508
Dropbox, Inc. Class A (a)	328,423	7,606,277
Dynatrace, Inc. (a)	263,362	11,932,932
E2open Parent Holdings, Inc. (a)	462,803	2,244,595
Elastic NV (a)	94,444	9,654,066
Enfusion, Inc. Class A (a)	97,111	904,103
Envestnet, Inc. (a)	55,611	3,451,775
Everbridge, Inc. (a)	112,953	3,925,117
Fair Isaac Corp. (a)	20,170	22,859,266
Five9, Inc. (a)	108,049	6,220,381
Freshworks, Inc. Class A (a)	303,766	5,422,223
Guidewire Software, Inc. (a)	85,488	9,437,875

	Shares	Value

HashiCorp, Inc. Class A (a)	224,715	$ 7,294,249
HubSpot, Inc. (a)	38,437	23,249,388
Informatica, Inc. Class A (a)	133,466	4,133,442
Intapp, Inc. (a)	120,408	3,723,015
InterDigital, Inc.	54,126	5,343,860
Intuit, Inc.	200,425	125,389,888
Jamf Holding Corp. (a)	139,596	2,717,934
Klaviyo, Inc. Class A (a)	97,149	2,176,138
LiveRamp Holdings, Inc. (a)	153,477	4,928,146
Manhattan Associates, Inc. (a)	57,142	11,774,680
Marathon Digital Holdings, Inc. (a)	384,704	6,178,346
Matterport, Inc. (a)	710,020	3,266,092
MeridianLink, Inc. (a)	57,812	964,304
MicroStrategy, Inc. Class A (a)	14,367	15,301,286
Mitek Systems, Inc. (a)	128,085	1,617,714
Model N, Inc. (a)	107,332	3,182,394
nCino, Inc. (a)	139,030	4,054,115
NCR Voyix Corp. (a)	366,163	4,485,497
NextNav, Inc. (a)	106,022	965,860
Nutanix, Inc. Class A (a)	235,005	14,264,803
Olo, Inc. Class A (a)	300,786	1,443,773
PagerDuty, Inc. (a)	227,621	4,543,315
Palantir Technologies, Inc. Class A (a)	1,434,626	31,518,733
Pegasystems, Inc.	88,438	5,254,986
PowerSchool Holdings, Inc. Class A (a)	157,730	2,731,884
Procore Technologies, Inc. (a)	112,379	7,688,971
PROS Holdings, Inc. (a)	105,810	3,465,277
PTC, Inc. (a)	101,304	17,975,382
Q2 Holdings, Inc. (a)	110,987	5,703,622
RingCentral, Inc. Class A (a)	171,140	5,069,167
Riot Platforms, Inc. (a)	561,921	5,681,021
Roper Technologies, Inc.	79,293	40,555,198
Salesforce, Inc.	702,811	189,013,990
Samsara, Inc. (a)	230,175	8,040,013
SEMrush Holdings, Inc. Class A (a)	98,779	1,209,055
Smartsheet, Inc. Class A (a)	181,790	6,877,116
SoundHound AI, Inc. Class A (a)	547,154	2,319,933
Sprinklr, Inc. Class A (a)	331,319	3,873,119
Sprout Social, Inc. Class A (a)	99,642	5,026,939
SPS Commerce, Inc. (a)	46,472	8,080,087
Synopsys, Inc. (a)	110,992	58,891,245
Tyler Technologies, Inc. (a)	37,391	17,257,816
Unity Software, Inc. (a)	317,773	7,712,351
Verint Systems, Inc. (a)	163,334	4,945,754
Vertex, Inc. Class A (a)	140,984	4,106,864
Weave Communications, Inc. (a)	95,544	1,021,365
Workday, Inc. Class A (a)	156,087	38,199,171
Workiva, Inc. (a)	77,373	6,096,992
Yext, Inc. (a)	298,271	1,637,508

Quarterly Report	4

Common Stocks – continued
		Shares	Value
SOFTWARE – continued
Application Software – continued
Zeta Global Holdings Corp. Class A (a)		428,052	$5,290,723
Zoom Video Communications, Inc. Class A (a)		225,428	13,773,651
			1,323,149,269
Systems Software – 22.8%
A10 Networks, Inc.		193,192	2,523,088
Adeia, Inc.		294,711	2,899,956
Appian Corp. Class A (a)		97,512	3,650,849
CommVault Systems, Inc. (a)		67,037	6,869,281
Crowdstrike Holdings, Inc. Class A (a)		169,116	49,473,195
Dolby Laboratories, Inc. Class A		84,977	6,599,314
Fortinet, Inc. (a)		499,385	31,551,144
Gen Digital, Inc.		564,717	11,373,400
Gitlab, Inc. Class A (a)		121,772	6,389,377
JFrog Ltd. (a)		149,483	5,961,382
Microsoft Corp.		4,065,710	1,582,902,874
N-Able, Inc. (a)		180,807	2,216,694
OneSpan, Inc. (a)		90,842	982,910
Oracle Corp.		1,160,856	132,047,370
Palo Alto Networks, Inc. (a)		227,443	66,160,894
Progress Software Corp.		99,466	4,955,396
Qualys, Inc. (a)		46,571	7,633,453
Rapid7, Inc. (a)		121,195	5,429,536
SentinelOne, Inc. Class A (a)		330,937	6,992,699
ServiceNow, Inc. (a)		146,256	101,403,672
SolarWinds Corp.		140,856	1,552,233
Tenable Holdings, Inc. (a)		159,106	7,154,997
Teradata Corp. (a)		161,939	6,007,937
UiPath, Inc. Class A (a)		447,541	8,489,853
Varonis Systems, Inc. (a)		157,238	6,879,163
Xperi, Inc. (a)		120,843	1,270,060
Zscaler, Inc. (a)		80,883	13,987,906
Zuora, Inc. Class A (a)		352,673	3,477,356
			2,086,835,989
TOTAL SOFTWARE	3,409,985,258
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 17.3%
Technology Hardware, Storage & Peripherals – 17.3%
Apple, Inc.		8,205,201	1,397,591,886

		Shares	Value

Corsair Gaming, Inc. (a)		131,392	$ 1,458,451
DELL Technologies, Inc. Class C		221,098	27,557,655
Diebold Nixdorf, Inc. (a)		30,999	981,428
Hewlett Packard Enterprise Co.		1,090,938	18,545,946
HP, Inc.		768,133	21,576,856
IonQ, Inc. (a)		475,123	4,062,302
NetApp, Inc.		177,256	18,117,336
Pure Storage, Inc. Class A (a)		277,954	14,008,882
Seagate Technology Holdings PLC		176,367	15,151,689
Super Micro Computer, Inc. (a)		44,095	37,868,786
Western Digital Corp. (a)		280,089	19,838,704
Xerox Holdings Corp.		290,684	3,863,190
TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS	1,580,623,111
TOTAL COMMON STOCKS (Cost $5,633,670,998)			9,148,081,402
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund 5.24% (b) (Cost $9,484,000)		9,484,000	9,484,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $5,643,154,998)	9,157,565,402
NET OTHER ASSETS (LIABILITIES) (c) – 0.0%	818,020
NET ASSETS – 100.0%	$ 9,158,383,422

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $421,000 of cash collateral to cover margin requirements for futures contracts.
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	5	June 2024	$ 496,400	$ (28,992)	$ (28,992)
CME E-mini Technology Select Sector Index Contracts (United States)	37	June 2024	7,367,440	(488,569)	(488,569)
Total Equity Index Contracts					$ (517,561)
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Quarterly Report	6

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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Quarterly Report	8